Equity - Summary of contingent credits weighted by risk and regulatory capital explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Risk and Regulatory Capital [Abstract]
Total risk weighted assets and credits	S/ 64,690,083	S/ 57,570,306
Total regulatory capital	9,754,806	9,135,614
Basic regulatory capital (Level 1)	7,016,417	6,262,096
Supplementary regulatory capital (Level 2)	S/ 2,738,389	S/ 2,873,518
Global capital to regulatory capital ratio	15.08%	15.87%